Inventories (Tables)	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
Inventories - Schedule of Inventories, Current

Inventories consisted of the following:

	As at June 30,	As at December 31,
USD'000	2024 (unaudited)	2023
Raw materials	635	1,025
Work in progress	151	4,206
Finished goods	1,986	-
Total inventories	2,772	5,231